Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of related parties and their relationships with the Group

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”)	Significant influence exercised by a principal shareholder of the Company
Shopline*	Investment with significant influence
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company
*	Since September 6, 2022, Shopline became a subsidiary of the Group and ceased to be a related party of the Group.

Schedule of significant related party transactions

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Bandwidth service provided by Guangzhou Sunhongs	1,513	1,382	1,614
Promotion expense charged from related parties	5,322	8,008	7,553
Loan to related parties	28,062	—	—
Payments on behalf of related parties, net of repayments	36,522	(1)	(9)
Others	2,862	1,309	1,092

Schedule of the amounts due from/to related parties

	December 31,
	2023	2024
	US$	US$

Amounts due from related parties, current	810	467

Amounts due to related parties, current
Due to Xiaomi Group	2,377	1,193
Others	156	185

Total	2,533	1,378
*	Other receivables and payables from/to related parties are unsecured and payable on demand.